Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jan. 31, 2012
Cash flows from operating activities:
Net loss	$ (322,857)	$ (349,349)	$ (1,495,607)	$ (3,080,464)	$ (16,352,789)	$ (16,675,646)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,145	6,704	14,492	27,690	140,448	147,593
Amortization of costs and fees related to convertible debentures	85,486	65,358	183,904	(26,518)	803,747	889,233
Common stock issued for services	0	750	42,750	748,663	2,144,790	2,144,790
Common stock issued to officers and directors for services	906	1,500	59,385	554,325	3,078,695	3,079,601
Common stock issued for shares of subsidiary stock	0	0	0	0	254,000	254,000
Common stock of subsidiary issued to employees and consultants	0	0	0	0	2,815	2,815
Common stock issued as a commission	0	0	0	0	3,000	3,000
Common stock issued for accounts payable	0	0	18,000	49,018	296,583	296,583
Common stock issued to former licensee	0	0	0	0	41,319	41,319
Common stock issued/recovered on cancelled agreements	0	0	0	0	20,478	20,478
Non-cash compensation for stock options and warrants	0	0	29	67,890	631,923	631,923
Costs and fees related to issuance of convertible debt	0	6,420	2,139	634,912	539,252	539,252
Interest expense related to beneficial conversion feature	0	0	0	0	1,944,800	1,944,800
Interest paid with common stock	2,700	0	13,651	0	118,487	121,187
Interest on notes receivable for common stock	0	0	0	0	(1,373)	(1,373)
(Increase) decrease in assets:
Prepaid expenses	0	50,411	86,648	(75,069)	25,371	25,371
Inventories	0	0	90,904	0	0	0
Notes receivable			0	0	0
Increase (decrease) in liabilities:
Derivative liability	(27,028)	0	175,865	0	175,865	148,837
Trade accounts payable	57,905	22,491	137,746	233,805	616,544	674,449
Accounts payable to officers and directors	62,549	46,529	182,385	238,237	660,082	722,631
Accrued payroll and other expenses	30,845	26,207	99,274	140,190	261,318	292,162
Net cash used in operating activities	(102,349)	(122,979)	(388,435)	(487,321)	(4,594,645)	(4,696,995)
Cash flows from investing activities:
Purchase of fixed assets	0	0	(75,788)	0	(213,142)	(213,142)
Net cash used in investing activities	0	0	(75,788)	0	(213,142)	(213,142)
Cash flows from financing activities:
Principal payments on notes payable to stockholders	0	0	0	(60,000)	(1,133,000)	(1,133,000)
Proceeds from common stock subscription	(1,250)	0				(1,250)
Proceeds from issuance of notes payable to a related party	0	0	34,000	92,365	1,039,800	1,039,800
Proceeds from issuance of notes and convertible notes payable	32,500	101,869	339,869	232,000	1,529,234	1,561,734
Proceeds from issuance of common stock, net	70,181	33,928	103,436	212,932	2,181,662	2,251,843
Net cash provided by financing activities	101,431	135,797	477,305	477,297	3,617,696	3,719,127
Net change in cash	(918)	12,818	13,082	(10,024)	(1,190,091)	(1,191,010)
Cash at beginning of period	5,206	(7,876)	(7,876)	2,148	1,195,298	1,195,298
Cash at end of period	4,288	4,942	5,206	(7,876)	5,206	4,288
Supplemental Disclosure of Cash Flow Information
Interest paid	0	664	664	3,751	10,985	10,321
Income taxes paid	1,600	1,600	1,600	1,600	18,640	18,640
Supplemental Schedule of Non-Cash Investing and Financing Activities
Beneficial conversion feature of convertible debentures			0	(6,250)
Common stock issued in consideration for loans			2,139	305,000
Conversion of convertible notes payable to shares of common stock	$ 80,500	$ 89,865	$ 372,365	$ 0